Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Policies and Practices
Except with respect to certain elements of
non-employee
director compensation, we do not have a formal policy with respect to the timing of our equity award grants. The compensation committee generally grants annual equity awards on a predetermined annual schedule and we do not take material nonpublic information into account when determining the timing and terms of such awards. In addition, we do not grant equity awards in anticipation of the release of material nonpublic information and we do not time the release of material nonpublic information based on equity award grant dates or for the purpose of affecting the value of executive compensation. For all stock option awards, the exercise price is no less than the closing price of our common stock on the date of the grant.

Award Timing Predetermined	true
MNPI Disclosure Timed for Compensation Value	false